QUARTERLY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2020
QUARTERLY FINANCIAL INFORMATION
QUARTERLY FINANCIAL INFORMATION

22.QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

The following tables contain selected unaudited financial information for each of the eight quarters ended December 31, 2020. The following information reflects all normal recurring adjustments necessary for a fair presentation of the information for the periods presented. The operating results for any quarter are not necessarily indicative of results for any future period. Unaudited quarterly results are as follows (in thousands, except per share data):

Quarter Ended	December 31, 2020	September 30, 2020	June 30, 2020	March 31, 2020
Revenue	$248,886	$338,613	$739,827	$1,255,795
Gross profit	$38,365	$35,811	$54,574	$91,047
Net loss	$(87,792)	$(80,853)	$(55,919)	$(62,196)
Net loss per share:
Basic	$(0.49)	$(0.91)	$(0.66)	$(0.74)
Diluted	$(0.49)	$(0.91)	$(0.66)	$(0.74)

Quarter Ended	December 31, 2019	September 30, 2019	June 30, 2019	March 31, 2019
Revenue	$1,255,654	$1,210,645	$1,260,312	$1,013,972
Gross profit	$73,961	$77,160	$81,547	$68,582
Net loss	$(91,722)	$(89,736)	$(75,139)	$(82,573)
Net loss per share:
Basic	$(1.1)	$(1.12)	$(0.96)	$(1.07)
Diluted	$(1.11)	$(1.15)	$(1.03)	$(1.08)